Movements in Valuation Allowance (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income Tax Disclosure [Abstract]
Balance as at beginning of the year	$ 10,783,227	$ 10,375,601
Valuation allowance recognised during the year	3,060,830	2,337,757
Expired net operating carry forward losses	(811,255)	(1,071,323)
Reduction on account of unrecognized tax benefit	5,010	4,036
Effect of currency translation	(364,691)	(862,844)
Balance as at end of the year	$ 12,673,121	$ 10,783,227